Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts Receivable-Third Parties
Accounts receivable, gross	$ 44,722	$ 38,668
Allowance for doubtful accounts	(303)	(258)
Accounts receivable, net	$ 44,419	$ 38,410